Right-of-use assets and lease liabilities (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Opening balance	$ 330,597	$ 432,319
Less: amortization of ROU assets	(101,722)	(101,722)	$ (106,791)
Ending balance	$ 228,875	$ 330,597	$ 432,319